INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES	8. INVENTORIES Inventories, as of December 31, 2011 and 2010, were as follows:
	As of December 31,	As of December 31,
	2011	2010

Bunkers	$769	$1,656
Lubricants	917	1,330
	$1,686	$2,986